Share-Based Payment (Details 2) (Stock Options, USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 year	Dec. 31, 2010	Dec. 31, 2009
Shares Under Option
Outstanding at the beginning of the period (in shares)	4,552,677
Exercised (in shares)	(1,156,494)
Forfeited or expired (in shares)	(31,673)
Outstanding at the end of the period (in shares)	3,364,510	4,552,677
Exercisable at the end of the period (in shares)	3,027,477
Vested and expected to vest at the end of the period (in shares)	3,364,510
Weighted-average exercise price
Outstanding at the beginning of the period (in dollars per share)	$ 23.41
Exercised (in dollars per share)	$ 23.26
Forfeited or expired (in dollars per share)	$ 45.48
Outstanding at the end of the period (in dollars per share)	$ 23.21	$ 23.41
Exercisable at the end of the period (in dollars per share)	$ 22.04
Vested and expected to vest at the end of the period (in dollars per share)	$ 23.21
Weighted-Average Remaining Contractual Term
Outstanding at the end of the period (in years)	6.4
Exercisable, Weighted-Average Remaining Contractual Term (in years)	6.2
Vested and expected to vest, Weighted-Average Remaining Contractual Term (in years)	6.4
Aggregate Intrinsic Value
Outstanding at the end of the period (in dollars)	$ 66
Exercisable at the end of the period (in dollars)	63
Vested and expected to vest at the end of the period (in dollars)	66
Total intrinsic value of options exercised in the period	$ 24	$ 221	$ 144
Non Qualified
Share-Based Payment
Vesting period under stock plans, minimum (in years)	P1Y
Vesting period under stock plans, maximum (in years)	P5Y
Non Qualified | Minimum
Share-Based Payment
Exercise price of options granted as a percentage of the fair market value of the common stock	100.00%
Expiration period under stock plans (in years)	P7Y
Non Qualified | Maximum
Share-Based Payment
Expiration period under stock plans (in years)	P10Y